Supplemental Condensed Consolidating Financial Information - Condensed Statements of Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Income Statements Captions [Line Items]
Total Revenues	$ 25,912	$ 32,555	$ 33,836
Cost and Expenses:
Cost of goods sold	20,357	25,534	26,551
Selling, general and administrative expenses	2,317	2,925	3,094
Research and development expenses	856	1,106	1,222
Restructuring expenses	84	184	71
Interest expense	1,106	1,318	1,196
Other, net	625	399	328
Total Costs and Expenses	25,345	31,466	32,462
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	567	1,089	1,374
Income taxes	360	467	671
Equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	41	86	125
Net income	248	708	828
Net income (loss) attributable to noncontrolling interests	(5)	(2)	151
Net income attributable to CNH Industrial N.V.	253	710	677
CNH Industrial N.V. [Member]
Condensed Income Statements Captions [Line Items]
Total Revenues	1,541	2,034	1,940
Cost and Expenses:
Cost of goods sold	1,283	1,750	1,633
Selling, general and administrative expenses	133	136	136
Research and development expenses	11	13	12
Restructuring expenses	2	3
Interest expense	130	210	173
Interest compensation to Financial Services	11	12	12
Other, net	36	15	487
Total Costs and Expenses	1,606	2,139	2,453
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(65)	(105)	(513)
Income taxes	13	(101)	56
Equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	331	714	1,246
Net income	253	710	677
Net income attributable to CNH Industrial N.V.	253	710	677
Case New Holland Industrial Inc. [Member]
Condensed Income Statements Captions [Line Items]
Total Revenues	9	10	10
Cost and Expenses:
Selling, general and administrative expenses			2
Interest expense	246	234	262
Other, net	(2)	(4)	1
Total Costs and Expenses	244	230	265
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(235)	(220)	(255)
Income taxes	(85)	(71)	(95)
Equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	425	918	1,056
Net income	275	769	896
Net income attributable to CNH Industrial N.V.	275	769	896
Guarantor Subsidiaries [Member]
Condensed Income Statements Captions [Line Items]
Total Revenues	10,860	12,898	13,831
Cost and Expenses:
Cost of goods sold	9,039	10,269	11,016
Selling, general and administrative expenses	495	652	706
Research and development expenses	281	388	439
Restructuring expenses	16	29	1
Interest expense	162	140	136
Interest compensation to Financial Services	184	201	194
Other, net	199	185	(195)
Total Costs and Expenses	10,376	11,864	12,297
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	484	1,034	1,534
Income taxes	114	268	357
Equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	264	364	354
Net income	634	1,130	1,531
Net income attributable to CNH Industrial N.V.	634	1,130	1,531
All Other Subsidiaries [Member]
Condensed Income Statements Captions [Line Items]
Total Revenues	19,509	24,283	25,516
Cost and Expenses:
Cost of goods sold	15,339	19,422	20,655
Selling, general and administrative expenses	1,689	2,137	2,250
Research and development expenses	564	705	771
Restructuring expenses	66	152	70
Interest expense	1,076	1,284	1,127
Other, net	392	203	35
Total Costs and Expenses	19,126	23,903	24,908
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	383	380	608
Income taxes	318	371	353
Equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	62	(32)	522
Net income	127	(23)	777
Net income (loss) attributable to noncontrolling interests	(5)	(2)	151
Net income attributable to CNH Industrial N.V.	132	(21)	626
Eliminations [Member]
Condensed Income Statements Captions [Line Items]
Total Revenues	(6,007)	(6,670)	(7,461)
Cost and Expenses:
Cost of goods sold	(5,304)	(5,907)	(6,753)
Interest expense	(508)	(550)	(502)
Interest compensation to Financial Services	(195)	(213)	(206)
Total Costs and Expenses	(6,007)	(6,670)	(7,461)
Equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(1,041)	(1,878)	(3,053)
Net income	(1,041)	(1,878)	(3,053)
Net income attributable to CNH Industrial N.V.	$ (1,041)	$ (1,878)	$ (3,053)